Cost of Revenue	3 Months Ended
Mar. 31, 2023
Cost of Revenue [Abstract]
COST OF REVENUE	13. COST OF REVENUE For the three months ended March 31, 2023 and 2022, cost of revenue consisted of test kit materials, both patient collection kits and lab based PCR kits.